Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Disclosure of Property Plant and Equipment

Cost

	Oil and gas assets	Facilities	Corporate assets	Total
Balance at January 1, 2017	$6,229	$4,248	$171	$10,648
Capital expenditures	56	83	2	141
Joint venture, carried capital	50	—	—	50
Acquisitions	5	1	—	6
Dispositions	(61)	(15)	—	(76)
Transfers to asset held for sale	(100)	(25)	—	(125)
Net decommissioning dispositions (1)	(7)	—	—	(7)
SR&ED credits (note 11)	(1)	—	—	(1)

Balance at December 31, 2017	$6,171	$4,292	$173	$10,636
Capital expenditures	97	70	1	168
Acquisitions	1	—	—	1
Dispositions	(8)	(2)	—	(10)
Net decommissioning dispositions (1)	(19)	—	—	(19)

Balance at December 31, 2018	$6,242	$4,360	$174	$10,776

(1)	Includes additions from drilling activity, facility capital spending and disposals from net property dispositions.

Accumulated depletion, depreciation and impairment

	Oil and gas Assets	Facilities	Corporate assets	Total
Balance at January 1, 2017	$5,794	$1,764	$108	$7,666
Depletion and depreciation	201	74	14	289
Impairments	12	3	—	15
Transfers to asset held for sale	(73)	(18)	—	(91)
Dispositions	(50)	(12)	—	(62)

Balance at December 31, 2017	$5,884	$1,811	$122	$7,817
Depletion and depreciation	188	86	14	288
Impairments	86	21	—	107
Dispositions	(8)	(2)	—	(10)

Balance at December 31, 2018	$6,150	$1,916	$136	$8,202

Net book value

	As at December 31
	2018	2017
Total	$2,574	$2,819

Disclosure of Benchmark Prices Used in Impairment Tests

the following table outlines benchmark prices and assumptions the Company used in completing the impairment tests as at December 31, 2018:

	WTI ($US/bbl)	AECO ($CAD/MMbtu)	Exchange rate ($US equals $1 CAD)	Inflation rate
2019	$63.00	$1.95	$0.77	0%
2020	67.00	2.44	0.80	2%
2021	70.00	3.00	0.80	2%
2022	71.40	3.21	0.80	2%
2023	72.83	3.30	0.80	2%
2024 – 2029	$78.10	$3.63	$0.80	2%
Thereafter (inflation percentage)	2%	2%	—	2%